Related party transactions - Schedule of Costs Incurred with Manager and Other Related Parties Thereto (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consulting services [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto			$ 84
Arrangement fees [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto	6,631	1,790	1,832
Technical service fees advance [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto			2,947
Transaction fees [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto	3,532	123	369
Reimbursed expenses [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto	$ 72